INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of Intangible Assets
					Change
	12/31/2025	(+)	(-)	12/31/2024	$	%
		Acquisitions	Disposals

SAP	54,434	-	-	54,434	-	0%
Operational	457,578	-	-	457,578	-	0%
(-) Amotization	-	-	-	-	-	0%
Total	512,012	-	-	512,012	-	0%

Schedule of Useful Life of the Intangible Asset
Project	Categories	Useful life
SAP B1 (*)	Software	5 years
Operational (**)	Commercial	5 years
Other operational (***)	Preoperational	5 years